Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Other financial liabilities	¥ 578,300	¥ 657,777
Current liabilities	276,861	340,858
Non-current liabilities	301,439	316,919
Other financial liabilities	578,300	657,777
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	322,923	332,406
Other financial liabilities	322,923	332,406
Financial liabilities measured at amortized cost [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	83,747	88,779
Other financial liabilities	83,747	88,779
Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial liabilities [line items]
Other financial liabilities	171,630	236,592
Other financial liabilities	¥ 171,630	¥ 236,592